Income Taxes - Additional Information (Details)	11 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Feb. 28, 2019
Income Taxes
Percentage of deductions from adjustable taxable income	50.00%	50.00%	30.00%	30.00%